EMPLOYEE COMPENSATION AND BENEFITS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Short-term employee compensation and benefits	$ 185	$ 225
Long-term employee compensation and benefits	35	33
Share-based compensation	4	4
Employee compensation and benefits	$ 224	$ 262